Significant Accounting Policies (Schedule Of Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 9,824
2014	9,187
2015	4,807
2016	2,575
2017	2,256
Customer Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
2013	9,665
2014	9,028
2015	4,648
2016	2,416
2017	2,097
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
2013	159
2014	159
2015	159
2016	159
2017	$ 159